Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Advances to suppliers (a)	20,578,203	2,222,046	319,049
Tax refund (b)	7,931,578	1,924,536	276,331
Deposits (c)	1,952,388	6,238,305	895,716
Other receivables (d)	2,833,783	2,063,807	296,328
	33,295,952	12,448,694	1,787,424
Allowance of doubtful accounts	(4,744,565)	(237,704)	(34,130)

Total prepaid expenses and other receivables, net	28,551,387	12,210,990	1,753,294

(a)	The balance mainly represents the advance payments made chartered airlines freight services and rent.

(b)	The balance mainly represents the tax refund JYD SM entitled from international trading business. Jayud has recorded a full allowance for the portion with doubt of collection.

(c)	The balance mainly represents the current operational deposits for lease and cargo space reservation to vendors. The significant increase was mainly due to the business growth of our freight forwarding services provided.

(d)	The balance mainly represents the customs or fees that Jayud paid on behalf of customers and advances to employees.

Schedule of allowance of doubtful accounts
	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Beginning balance	4,744,728	4,744,565	681,240
Addition	-	237,704	34,130
Reverse	(163)	-	-
Write off	-	(4,744,565)	(681,240)
Ending balance	4,744,565	237,704	34,130